Stock Options (Details) - Schedule of stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options (Details) - Schedule of stock option activity [Line Items]
Shares, Outstanding Beginning	128,477
Weighted- Average Exercise Price Per Share, Outstanding Beginning	$ 56.44	$ 47.97
Shares, Granted		38,461	119,229
Weighted- Average Exercise Price Per Share, Granted		$ 36.4	$ 36.4
Shares, Forfeited	6,093	31,922	(7,692)
Weighted- Average Exercise Price Per Share, Forfeited	$ 186.55	$ 36.4	$ 36.4
Shares, Outstanding ending	122,384	128,477
Weighted- Average Exercise Price Per Share, Outstanding ending	$ 49.96	$ 56.44	$ 47.97